CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified		Total		Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total Stock-holders' Equity	Non-Controlling Interests	Total Equity	Convertible Preferred Stock Series A and B [Member] Convertible Preferred Stock [Member]	Convertible Preferred Stock Series A and B [Member] Common Stock [Member]	Convertible Preferred Series C Stock [Member] Common Stock [Member]	Convertible Preferred Series C Stock [Member] Additional Paid-In Capital	Convertible Preferred Series C Stock [Member] Total Stock-holders' Equity	Convertible Preferred Series C Stock [Member] Non-Controlling Interests	Convertible Preferred Series C Stock [Member] Total Equity	Convertible Preferred Stock [Member] Additional Paid-In Capital	Convertible Preferred Stock [Member] Total Stock-holders' Equity	Convertible Preferred Stock [Member] Total Equity
Balance at Dec. 31, 2010						$ 200			$ 200		$ 200
Balance (in shares) at Dec. 31, 2010					20,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		7,147,034	[1],[2]		16,929,184
Issuance of common stock					170	185,957			186,127		186,127
Offering costs, commissions and dealer manager fees						(21,752)			(21,752)		(21,752)
Common stock issued through distribution reinvestment plan (in shares)					27,169
Common stock issued through distribution reinvestment plan						271			271		271
Share-based compensation (in shares)					185,663
Equity-based compensation					2	223			225		225
Distributions declared								(2,519)	(2,519)		(2,519)
Common stock repurchases						(25)			(25)		(25)
Contribution transactions						(16,769)			(16,769)		(16,769)
Contributions from non-controlling interest holders						(3,875)			(3,875)	3,875
Distributions to non-controlling interest holders										(68)	(68)
Designated derivatives, fair value adjustments		(98)
OP units issued to acquire real estate investment		0
Net loss		(4,804)						(4,699)	(4,699)	(105)	(4,804)
Other comprehensive loss		0					(98)		(98)		(98)
Balance at Dec. 31, 2011					172	144,230	(98)	(7,218)	137,086	3,702	140,788
Balance (in shares) at Dec. 31, 2011					17,162,016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		3,737,500	[1],[3]	6,990,328	164,775,688
Issuance of common stock				70	1,648	1,911,126			1,912,774		1,912,774								8,992	9,062	9,062
Excess of ARCT IV Merger considerations over historical cost						(93,421)			(93,421)		(93,421)
Offering costs, commissions and dealer manager fees						(218,431)			(218,431)		(218,431)
Common stock issued through distribution reinvestment plan (in shares)					2,686,141
Common stock issued through distribution reinvestment plan					27	27,109			27,136		27,136
Share-based compensation (in shares)					112,950
Equity-based compensation					1	1,229			1,230		1,230
Distributions declared								(75,416)	(75,416)		(75,416)
Common stock repurchases (in shares)					(183,119)
Common stock repurchases					(2)	(1,951)			(1,953)		(1,953)
Contributions from non-controlling interest holders										7,375	7,375
Distributions to non-controlling interest holders										(663)	(663)
Designated derivatives, fair value adjustments		(3,743)					(3,743)		(3,743)		(3,743)
OP units issued to acquire real estate investment		(6,352)								6,352	6,352
Net loss		(42,237)						(41,936)	(41,936)	(301)	(42,237)
Other comprehensive loss		(93)					(93)		(93)		(93)
Balance at Dec. 31, 2012		1,668,760		70	1,846	1,778,883	(3,934)	(124,570)	1,652,295	16,465	1,668,760
Balance (in shares) at Dec. 31, 2012				6,990,328	184,553,676
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock									2,153,925		2,153,925
Net loss	[4]	(141,163)
Balance at Mar. 31, 2013
Balance at Dec. 31, 2012					1,846	1,778,883
Balance (in shares) at Dec. 31, 2012					184,553,676
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)					78,215,719
Issuance of common stock					781	2,153,144
Balance at Jun. 30, 2013
Balance at Dec. 31, 2012		1,668,760		70	1,846	1,778,883	(3,934)	(124,570)	1,652,295	16,465	1,668,760
Balance (in shares) at Dec. 31, 2012				6,990,328	184,553,676
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)				36,037,691
Issuance of common stock				360															0	360	360
Excess of ARCT IV Merger considerations over historical cost						(557,557)			(557,557)		(557,557)
Offering costs, commissions and dealer manager fees						(165,369)			(165,369)		(165,369)
Common stock issued through distribution reinvestment plan (in shares)					940,737
Common stock issued through distribution reinvestment plan					10	25,554			25,564		25,564
Share-based compensation (in shares)					1,004,673
Equity-based compensation					10	835			845	32,900	33,745
Distributions declared								(259,468)	(259,468)		(259,468)
Common stock repurchases (in shares)		(600,000)			(28,319,972)
Common stock repurchases		(7,500)			(283)	(357,758)			(358,041)		(358,041)
Contributions from non-controlling interest holders										30,861	30,861
Distributions to non-controlling interest holders										(8,389)	(8,389)
Noncontrolling Interest, Increase from Business Combination										567	567
Noncontrolling Interest, Increase from Sale of Parent Equity Interest										(1,152)	(1,152)
Designated derivatives, fair value adjustments		11,480
OP units issued to acquire real estate investment		0
Conversion of OP Units to common stock (in shares)					(599,233)							(828,472)	(829,629)	(1,411,030)
Conversion of OP units to common stock					6	5,794			5,800	(5,800)	0	(8)	8	14	17,382	17,396	0	17,396
Amortization of restricted shares						7,116			7,116		7,116
Equity component of convertible debt						28,559			28,559		28,559
Consideration paid for assets of Manager in excess of carryover basis						2,704		(5,738)	(3,034)		(3,034)
Issuance of operating partnership units										108,247	108,247
Net loss		(480,456)						(474,740)	(474,740)	(5,716)	(480,456)
Other comprehensive loss		119					11,600		11,600		11,600
Balance at Dec. 31, 2013		$ 2,253,234		$ 422	$ 2,392	$ 2,939,287	$ 7,666	$ (864,516)	$ 2,085,251	$ 167,983	$ 2,253,234
Balance (in shares) at Dec. 31, 2013				42,199,547	239,234,725

[1]	Excludes 140.7 million shares of common stock that were issued to the stockholders of ARCT III's common stock in conjunction with the ARCT III Merger.
[2]	Excludes 9.8 million shares of common stock that were issued by ARCT III for gross proceeds of $102.2 million
[3]	Excludes 155.7 million and 5.4 million shares of common stock that were issued by ARCT III and ARCT IV, respectively, for gross proceeds of $1.6 billion and $255.0 million, respectively.
[4]	Certain historical balances have been restated for discontinue operations.